INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Hong Kong tax rate	16.50%
Statutory income tax rate	25.00%	25.00%	25.00%
Dividend witholding rate	10.00%